LEASES - Maturity of lease payments (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp) contract	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
LEASES
Total lease payments	Rp 29,393		Rp 29,235
Interest	(4,901)		(5,310)
Net present value of lease payments	24,492		23,925
Current	(5,945)	$ (357)	(5,447)	Rp (5,458)
Non-current	Rp 18,547	$ 1,112	18,478	Rp 14,844
Number of lease contracts with variable lease payments | contract	0
No later than a year
LEASES
Total lease payments	Rp 7,201		6,640
Later than 1 year and no later than 5 years
LEASES
Total lease payments	14,676		14,184
Later than 5 years
LEASES
Total lease payments	Rp 7,516		Rp 8,411